Shareholders' Equity - Additional Information (Detail)	0 Months Ended	12 Months Ended			12 Months Ended
	May 30, 2013 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2014 Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]	Dec. 31, 2013 Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]	Dec. 31, 2014 Cymer [Member]	Dec. 31, 2014 Ordinary Stock [Member] EUR (€)	Dec. 31, 2014 Common Class B [Member] EUR (€)	Dec. 31, 2013 Common Class B [Member] EUR (€)	Dec. 31, 2012 Common Class B [Member] EUR (€)
Schedule Of Stockholders Equity [Line Items]
Common stock value authorized		€ 126,000,000
Cumulative Preference Shares, authorized (actual number of shares)		700,000,000	700,000,000
Cumulative Preference Shares, nominal value		€ 0.09	€ 0.09
Ordinary shares, authorized (actual number of shares)		699,999,000	699,999,000					699,999,000	9,000	9,000	9,000
Ordinary Shares, nominal value		€ 0.09	€ 0.09					€ 0.09	€ 0.01	€ 0.01	€ 0.01
Number of issued shares		438,073,643	446,822,452	419,852,467					0
Number of treasury shares		5,138,355	5,970,118	12,687,246				5,138,355
Cumulative preference shares issued		0
Acquisition date		May 30, 2013
Name of acquired entity		Cymer
Right to receive cash	$ 20.00
Right to receive ordinary shares							1.1502
Cumulative Ordinary shares issued					36,468,733	36,464,576
Cumulative fair value shares issued Cymer acquisition		2,347,000,000	2,346,700,000
Ordinary shares issued		707,195
Ordinary shares issued at fair value		€ 51,300,000